Income tax expense/ (benefit)	12 Months Ended
Jun. 30, 2026
Notes and other explanatory information [abstract]
Income tax expense/ (benefit)

8.	Income tax expense/ (benefit)

The major components of income tax expense recognized in profit or loss for the periods ended June 30, 2026 and 2025 were:

	2026	2026	2025
	US$	S$	S$

Tax recognized in profit or loss
Current tax expense
Current year	-	-	-
Changes in estimates related to prior years	139,886	179,562	(417,393)
	139,886	179,562	(417,393)
Deferred tax expense
Recognition of tax effect of previously unrecognised tax losses	-	-	-
	-	-	-
Tax expense/ (benefit) on continuing operation	139,886	179,562	(417,393)

Relationship between tax expense and accounting loss

A reconciliation between tax expense and the product of accounting loss multiplied by the applicable corporate tax rate for the financial periods ended June 30, 2026 and 2025 were as follows:

	2026	2026	2025
	US$	S$	S$

Loss before tax	(973,673)	(1,249,833)	(11,053,571)

Income tax using the statutory tax rate of 17% (2025: 17%)	(165,524)	(212,472)	(1,879,107)
Effects of:
- Non-deductible expenses	515,894	662,216	1,866,671
- Income tax exemption	(350,370)	(449,744)	(17,425)
- Utilisation of capital allowance	-	-	(449)
- Deferred tax asset not recognized during the financial year	-	-	30,310
-Underprovision in respect of prior years	139,886	179,562	355
-Overprovision in respect of prior years	-	-	(417,748)
Income tax expense/(benefit)	139,886	179,562	(417,393)

Basel Medical Group Ltd. and its Subsidiaries

NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS

For year ended June 30, 2026 and 2025